Financial instruments (Details1) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected dividends paid per common share	0	0	0
Expected life in years	1 year	9 months 18 days
Expected volatility in the price of common shares	66.00%	94.00%
Risk free interest rate	1.00%	1.50%	1.50%
Weighted average fair market value per warrant issued		0.14
USD
Weighted average fair market value per warrant issued	0.05